INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total unrecognized tax benefits at January 1	$ 861	$ 721	$ 607
Net amount of increases for current year’s tax positions	97	51	50
Gross amount of increases for prior years’ tax positions	515	217	151
Gross amount of decreases for prior years’ tax positions	(107)	(74)	(44)
Amounts of decreases relating to settlements	(64)	(40)	(21)
Reductions due to lapse of statutes of limitation	(2)	(13)	(23)
Foreign exchange, acquisitions and dispositions	(4)	(1)	1
Total unrecognized tax benefits at December 31	$ 1,296	$ 861	$ 721